RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value of Non-Derivative Financial Instruments (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	$ (41,706)	$ (38,756)
Junior subordinated notes (Note 21)	(10,495)	(8,939)
Long-term debt	1,600	0
Interest rate swap agreements
Carrying and fair values of non-derivative financial instruments
Hedged items	64	0
Long-term debt hedged		0	$ 1.6
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	(41,543)	(38,661)
Junior subordinated notes (Note 21)	(10,495)	(8,939)
Total liabilities	(52,038)	(47,600)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Long-term debt, including current portion	(39,505)	(45,615)
Junior subordinated notes (Note 21)	(9,415)	(9,236)
Total liabilities	$ (48,920)	$ (54,851)